INTEREST EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of interest expenses [Abstract]
Interest on bank loans	$ 8,831	$ 7,832	$ 6,139
Interest on non-bank loan	2,797	0	0
Amortisation of upfront fees on bank loans	1,909	448	220
Guarantee fees to related parties (Note 5)	0	0	54
Other finance cost	884	194	104
Interest on lease liabilities	2,517	3,442	0
Interest Expense	$ 16,938	$ 11,916	$ 6,517